SEGMENT REPORTING (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 Item	Jun. 30, 2012
SEGMENT REPORTING
Number of principal reportable business segments	2
Company's revenues generated from each segment
Net revenues	$ 661,527	$ 444,523
External sales	444,523	444,523
Gross (loss) profit	21,835	(8,751)
Wafer
Company's revenues generated from each segment
Net revenues	502,973	360,760
External sales	230,788	266,400
Intersegment sales	272,185	94,360
Gross (loss) profit	11,395	(27,587)
Cell and module
Company's revenues generated from each segment
Net revenues	523,123	196,721
External sales	425,897	175,761
Intersegment sales	97,226	20,960
Gross (loss) profit	16,168	16,915
Other
Company's revenues generated from each segment
Net revenues	4,842	2,362
External sales	4,842	2,362
Gross (loss) profit	1,221	1,131
Elimination
Company's revenues generated from each segment
Net revenues	(369,411)	(115,320)
Intersegment sales	(369,411)	(115,320)
Gross (loss) profit	$ (6,949)	$ 790